Label	Element	Value
Cash Collateral And Net Settlement Accounts	hsbc_CashCollateralAndNetSettlementAccounts	$ 12,376,000,000
Cash Collateral And Net Settlement Accounts	hsbc_CashCollateralAndNetSettlementAccounts	17,194,000,000
Cash Collateral And Net Settlement Accounts	hsbc_CashCollateralAndNetSettlementAccounts	14,075,000,000
Short-term Investments And Deposits, Classified As Cash Equivalents	hsbc_ShorttermInvestmentsAndDepositsClassifiedAsCashEquivalents	30,023,000,000
Short-term Investments And Deposits, Classified As Cash Equivalents	hsbc_ShorttermInvestmentsAndDepositsClassifiedAsCashEquivalents	21,685,000,000
Short-term Investments And Deposits, Classified As Cash Equivalents	hsbc_ShorttermInvestmentsAndDepositsClassifiedAsCashEquivalents	20,132,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	39,460,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	51,788,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	41,626,000,000
Other banking arrangements, classified as cash equivalents	ifrs-full_BankingArrangementsClassifiedAsCashEquivalents	65,086,000,000
Other banking arrangements, classified as cash equivalents	ifrs-full_BankingArrangementsClassifiedAsCashEquivalents	74,702,000,000
Other banking arrangements, classified as cash equivalents	ifrs-full_BankingArrangementsClassifiedAsCashEquivalents	65,370,000,000
HSBC Holdings [Member]
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	3,014,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	0
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	3,496,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	249,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	4,548,000,000
Loans And Advances To Banks Of One Month Or Less	hsbc_LoansAndAdvancesToBanksOfOneMonthOrLess	$ 102,000,000
HSBC Holdings [Member] | Fair value hedges [member]
Disclosure of derivative financial instruments [text block]	ifrs-full_DisclosureOfDerivativeFinancialInstrumentsExplanatory
Hedge accounting derivatives
HSBC applies hedge accounting to manage the following risks: interest rate, foreign exchange and net investment in foreign operations. Further details on how these risks arise and how they are managed by the Group can be found in the ‘Risk review’.
Fair value hedges
HSBC enters into fixed-for-floating-interest-rate swaps to manage the exposure to changes in fair value caused by movements in market interest rates on certain fixed-rate financial instruments that are not measured at fair value through profit or loss, including debt securities held and issued.

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	121,573	1,675	3,761	Derivatives	(1,894)
At 31 Dec 2020	121,573	1,675	3,761		(1,894)

Interest rate[3]	122,753	1,056	2,208	Derivatives	(1,531)
At 31 Dec 2019	122,753	1,056	2,208		(1,531)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	102,260		3,392		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	2,456	(11)	Net income from financial instruments held for trading or managed on a fair value basis
	6		3		Loans and advances to banks	1
	2,280		56		Loans and advances to customers	21
		12,148		1,620	Debt securities in issue	(613)
		89		3	Deposits by banks	18
At 31 Dec 2020	104,546	12,237	3,451	1,623		1,883	(11)

HSBC hedged item by hedged risk (continued)
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	90,617		1,859		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	2,304	(7)	Net income from financial instruments held for trading or managed on a fair value basis
	153		4		Loans and advances to banks	5
	1,897		12		Loans and advances to customers	24
		15,206		797	Debt securities in issue	(1,011)
		3,009		39	Deposits by banks	202
At 31 Dec 2019	92,667	18,215	1,875	836		1,524	(7)
1Used in effectiveness testing; comprising amount attributable to the designated hedged risk that can be a risk component.
2The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were assets of $855m for FVOCI and assets of $17m for debt issued.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,4]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	34,006	3,221	8	Derivatives	1,927
At 31 Dec 2020	34,006	3,221	8		1,927

Interest rate[3]	36,769	1,406	183	Derivatives	1,704
At 31 Dec 2019	36,769	1,406	183		1,704
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
2Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.
3The hedged risk ‘interest rate’ includes foreign exchange risk.
4The notional amount of non-dynamic fair value hedges is equal to $34,006m, of which the weighted-average maturity date is February 2028 and the weighted-average swap rate is 1.71%. The majority of these hedges are internal to the Group.

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]		37,338		3,027	Debt securities in issue	(1,910)	17	Net income from financial instruments held for trading or managed on a fair value basis
At 31 Dec 2020	—	37,338	—	3,027		(1,910)	17

Interest rate[3]		38,126		1,088	Debt securities in issue	(1,697)	7	Net income from financial instruments held for trading or managed on a fair value basis
At 31 Dec 2019	—	38,126	—	1,088		(1,697)	7
1Used in effectiveness testing; comprising amount attributable to the designated hedged risk that can be a risk component.
2The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $62.8m for debt issued.
3The hedged risk ‘interest rate’ includes foreign exchange risk.
Sources of hedge ineffectiveness may arise from basis risk, including but not limited to the discount rates used for calculating the fair value of derivatives, hedges using instruments with a non-zero fair value, and notional and timing differences between the hedged items and hedging instruments.
For some debt securities held, HSBC manages interest rate risk in a dynamic risk management strategy. The assets in scope of this strategy are high-quality fixed-rate debt securities, which may be sold to meet liquidity and funding requirements.
The interest rate risk of the HSBC fixed-rate debt securities issued is managed in a non-dynamic risk management strategy.